SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-62417)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 59   [X]
and
REGISTRATION STATEMENT (No. 811-2861)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 59 [X]
Fidelity Money Market Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-563-7000
Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (  ) on (                               ) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (X) on October 20, 1998 pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Fidelity Money Market Trust:
Retirement Government Money Market Portfolio
Prospectus
Cross Reference Sheet
Form N-1A Item Number
Part A Prospectus Caption
1      a,b     Cover Page
2      a       Expenses
       b,c     *
3      a       Financial Highlights
       b       *
       c,d     Performance
4      a(i)    Charter
       a(ii)   Investment Principles and Risks
       b       Investment Principles and Risks
       c       Who May Want to Invest; Investment Principles and Risks
5      a       Charter
       b(i)    Charter
       b(ii)   Charter; Doing Business wtih Fidelity
       b(iii)  Breakdown of Expenses
       c       Charter
       d       Charter; Breakdown of Expenses
       e       Charter; Breakdown of Expenses
       f       Expenses
       g(i)    Charter
       g(ii)   *
5A             *
6      a(i)    Charter
       a(ii)   How to Buy Shares; How to Sell Shares; Transaction
               Details; Exchange Restrictions
       a(iii)  Charter
       b       Charter
       c       Transactions Details; Exchange Restrictions
       d       *
       e       Cover Page; Doing Business with Fidelity; How to Buy
               Shares; How to Sell Shares; Investor Services;
               Transaction Details
       f,g     Dividends, Capital Gains, and Taxes
       h       *
7      a       Cover Page; Charter
       b       How to Buy Shares; Transaction Details
       c       *
       d       How to Buy Shares
       e       Breakdown of Expenses; Transaction Details
       f       Breakdown of Expenses
8              How to Sell Shares; Investor Services; Transaction
               Details; Exchange Restrictions
9              *

* Not applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated
October 20, 1998.     The SAI has been filed with the Securities and
Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity Client Services at the appropriate number listed below, or contact your investment professional.
INDIVIDUAL ACCOUNTS (PARTICIPANT)
If you are investing through a retirement plan sponsor or other institution, refer to your plan materials or contact that institution directly.
RETIREMENT PLAN LEVEL ACCOUNTS
(TRUSTEES, PLAN SPONSORS)
Corporate Clients 1-800-962-1375
"Not for Profit" Clients 1-800-343-0860
FINANCIAL AND OTHER INSTITUTIONS
Nationwide 1-800-843-3001
TDD - Service for the Deaf and Hearing-Impaired: 1-800-544-0118 INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
RGM-PRO-1098

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY
THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
A fund of Fidelity Money Market Trust
RETIREMENT
GOVERNMENT MONEY
MARKET PORTFOLIO
(fund number 631)
   DAILY MONEY FUND
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
PROSPECTUS
DATED OCTOBER    20, 1998     AND
ANNUAL REPORT
FOR THE YEAR ENDED AUGUST    31, 199    8(FIDELITY_LOGO_GRAPHIC) 82
DEVONSHIRE STREET, BOSTON, MA 02109
CONTENTS


KEY FACTS                 4    WHO MAY WANT TO INVEST

                          4    EXPENSES THE FUND'S YEARLY OPERATING
                               EXPENSES.

                          6    FINANCIAL HIGHLIGHTS A SUMMARY OF THE
                               FUND'S FINANCIAL DATA.

                          7    PERFORMANCE HOW THE FUND HAS DONE
                               OVER TIME.

THE FUND IN DETAIL        7    CHARTER HOW THE FUND IS ORGANIZED.

                               INVESTMENT PRINCIPLES AND RISKS THE
                               FUND'S OVERALL APPROACH TO INVESTING.

                          8    BREAKDOWN OF EXPENSES HOW
                               OPERATING COSTS ARE CALCULATED AND WHAT
                               THEY INCLUDE.

YOUR ACCOUNT              9    TYPES OF ACCOUNTS DIFFERENT WAYS TO
                               SET UP YOUR ACCOUNT, INCLUDING
                               TAX-ADVANTAGED RETIREMENT PLANS.

                          10   HOW TO BUY SHARES OPENING AN
                               ACCOUNT AND MAKING ADDITIONAL
                               INVESTMENTS.

                          11   HOW TO SELL SHARES TAKING MONEY OUT
                               AND CLOSING YOUR ACCOUNT.

                          12   INVESTOR SERVICES  SERVICES TO HELP YOU
                               MANAGE YOUR ACCOUNT.

SHAREHOLDER AND ACCOUNT        DIVIDENDS, CAPITAL GAINS, AND TAXES
POLICIES

                          12   TRANSACTION DETAILS SHARE PRICE
                               CALCULATIONS AND THE TIMING OF PURCHASES
                               AND REDEMPTIONS.

                          13   EXCHANGE RESTRICTIONS

ANNUAL REPORT

INVESTMENTS

FINANCIAL STATEMENTS

NOTES

REPORT OF INDEPENDENT
ACCOUNTANTS

KEY FACTS


WHO MAY WANT TO
INVEST
The fund is designed for investors who would like to earn current income while preserving the value of their investment.
The fund is generally intended for investors in tax-saving retirement plans such as defined contribution plans, 403(b) accounts, defined benefit plans and 457 plans.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
The fund is managed to keep its share price stable at $1.00 and offers an added measure of safety with its focus on U.S. Government securities.
The fund does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your investments.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy
or sell shares of the fund. See "Transaction Details," page    __,
for an explanation of how and when these charges apply.


SALES CHARGE ON PURCHASES AND            NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE ON REDEMPTIONS            NONE


ANNUAL OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to Fidelity Management & Research Company (FMR). FMR is responsible for the payment of all other fund expenses with certain limited exceptions.
The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on historical expenses of the fund and are calculated as a percentage of average net assets of the fund. FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce fund expenses. Including these reductions, the total fund operating expenses presented in the
table    would have been     __% for Retirement Government Money
Market Portfolio .


 MANAGEMENT FEE               %

12B-1 FEE (DISTRIBUTION FEE)  NONE

OTHER EXPENSES                %

TOTAL OPERATING EXPENSES      %


EXPENSE TABLE EXAMPLE: You would pay the following amount in total expenses on a $1,000 investment in the fund, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include any shareholder transaction expenses and the fund's annual operating expenses.

                                                            1 YEAR  3 YEARS  5 YEARS  10 YEARS

       RETIREMENT GOVERNMENT MONEY MARKET PORTFOLIO         $       $        $        $


THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED EXPENSES OR RETURNS, ALL OF WHICH MAY VARY. FINANCIAL HIGHLIGHTS
The financial highlights table that follows has been audited by
   __________,     independent accountants. The fund's financial
highlights, financial statements, and report of the auditor are included in the fund's Annual Report, which is attached.
[INSERT A TABLE FOR THE FUND HERE]
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or
YIELD.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
SEVEN-DAY YIELD illustrates the income earned by an investment in a money market fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
The fund's performance and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance call Fidelity Client Services at the appropriate number listed on the front cover.
        TOTAL RETURNS        AND YIELDS ARE BASED ON PAST RESULTS AND
ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUND IN DETAIL


CHARTER
RETIREMENT GOVERNMENT MONEY MARKET PORTFOLIO IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Fidelity Money Market Trust, an open-end management investment company organized as a
Delaware business trust    on     June 20, 1991.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.

FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which handles its business affairs.
   Fidelity Investments Money Management, Inc. (FIMM), located in
Merrimack, New Hampshire,     has primary responsibility for providing
investment management services.
    As of August 31, 1998, FMR advised funds having approximately __million shareholder accounts with a total value of more than $__ billion.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for the fund.
FMR Corp. is the ultimate parent company of FMR and FIMM. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940
Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   [As of August 31, 1998, approximately ___% of the fund's total outstanding shares were held by [FMR/FMR and [an] FMR affiliate[s]/[an] FMR affiliate[s].]
   [As of August 31, 1998, approximately ___% of the fund's total outstanding shares were held by __________.]
To carry out the fund's transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that the fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
THE FUND seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality, short-term securities. The fund invests only in U.S. Government securities and repurchase agreements for these securities. The fund also may enter into reverse repurchase agreements.
The fund complies with industry-standard requirements for the quality, maturity, and diversification of its investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
The fund earns income at current money market rates. It stresses preservation of capital, liquidity and income and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
It is important to note that neither the fund's share price nor its yield is insured or guaranteed by the U.S. Government.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Fund holdings are detailed in the fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call Fidelity Client Services at the appropriate number listed on the front cover.
U.S. TREASURY MONEY MARKET SECURITIES are short-term debt obligations issued by the U.S. Treasury and include bills, notes, and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States.
 U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
 REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. PUT FEATURES entitle the holder to put (sell back) a security to the issuer or another party. In exchange for this benefit, the fund may accept a lower interest rate.
ILLIQUID SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTIONS: The fund may not invest more than 10% of its assets in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
CASH MANAGEMENT. The fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: The fund does not currently intend to invest in a money market fund.
BORROWING. The fund may borrow from banks or from other funds advised by FMR or its affiliates, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTIONS: The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
       LENDING.    The fund may lend money to other funds advised by
FMR or its affiliates.
       RESTRICTIONS:    Loans, in the aggregate, may not exceed 331/3%
of the fund's total asset    s.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
THE FUND seeks as high a level of current income as is consistent with the security of principal and liquidity.
The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
BREAKDOWN OF
EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of the fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
   The fund pays a     MANAGEMENT FEE    to FMR for managing its
investments and business affairs. FMR in turn pays fees to an affiliate who provides assistance with these services.
FMR may, from time to time, agree to reimburse the fund for management fees above a specified limit. FMR retains the ability to be repaid by the fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. FMR pays all of the other expenses of the fund with limited exceptions. The fund's annual management fee rate is 0.42% of its average net assets.
   FIMM is the fund's sub-adviser and has primary responsibility for managing its investments. FMR is responsible for providing other
management services. FMR pays FIMM 50    % of its management fee
(before expense reimbursements) for    FIMM's services. FMR paid FIMM
and FMR Texas Inc., the predecessor company to FIMM, fees equal to __% and __%, respectively, of the fund's average net assets for the fiscal year ended August 31, 1998.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the fund. Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for the fund and maintains the fund's general accounting records.
These expenses are paid by FMR pursuant to its management contract with the fund.
The fund also pays other expenses, such as brokerage fees and commissions, interest on borrowings, taxes, and the compensation of trustees who are not affiliated with Fidelity.
The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares.
Currently, the Board of Trustees    has au    thorized such payments.
YOUR ACCOUNT


TYPES OF ACCOUNTS
If you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the fund, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed to the right.
The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or Fidelity Client Services directly, as appropriate. WAYS TO SET UP YOUR ACCOUNT
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.

BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Requires a special application. For more specific information, call Fidelity Client Services at the appropriate number listed on the front cover.

   TAX-ADVANTAGED RETIREMENT PLANS
   Fidelity can set up your new account in the fund under one of several plans that provide tax-advantaged ways to save for retirement.
(solid bullet)    ROLLOVER IRAS help retain special tax advantages for
certain eligible rollover distributions from employer-sponsored retirement plans.
   (solid bullet)     401(K) PLANS,    and certain other
401(a)-qualified plans, are employer-sponsored retirement plans that allow employer contributions and may allow employee after-tax contributions. In addition, 401(k) plans allow employee pre-tax (tax-deferred) contributions. Contributions to these plans may be tax-deductible to the employer.
   (solid bullet)     KEOGH PLANS    are generally profit sharing or
money purchase pension plans that allow self-employed individuals or small business owners to make tax-deductible contributions for themselves and any eligible employees.
   (solid bullet) SIMPLE IRAS provide small business owners and those with self-employment income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
   (solid bullet)     403(B) CUSTODIAL ACCOUNTS    are available to
employees of 501(c)(3) tax-exempt institutions, including schools, hospitals, and other charitable organizations.
   (solid bullet)     DEFERRED COMPENSATION PLANS (457 PLANS)    are
available to employees of most state and local governments and their agencies and to employees of tax-exempt institutions.
HOW TO BUY SHARES
THE PRICE TO BUY ONE SHARE of the fund is the fund's net asset value per share (NAV). The fund is managed to keep its NAV stable at $1.00. The fund's shares are sold without a sales charge.
Your shares will be purchased at the next NAV calculated after your
order is    received in proper form. T    he fund's NAV is normally
calculated each business day at 4:00 p.m. Eastern time.
The fund reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Share certificates are not available for Retirement Government Money Market Portfolio shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Money Market Trust
 Retirement Government Money
 Market Portfolio
 c/o Fidelity Institutional Retirement    Services Company
 P.O. Box 650488
 Dallas, TX 75265-0488
Additional paperwork may be required from corporations, associations, and certain fiduciaries.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
If you invest in this fund through an employer-sponsored retirement plan, some of the instructions, shareholder services and phone numbers that follow will not apply. Call your institutional representative for additional information.
BY MAIL. Applications and checks payable to "Fidelity Money Market
Trust: Retirement Government Money Market Portfolio" should be mailed to the above address. Subsequent investments may be mailed to the above address at any time and in any amount. They should always be accompanied by the fund's name, the name on the account, and the account number.
BY WIRE. You must sign up for the wire feature before using it. For wiring information and instructions, you should call the investment professional through which you trade or if you trade directly through Fidelity, call Fidelity Client Services at the appropriate number listed on the front cover. There is no fee imposed by the fund for wire purchases. However, if you buy shares through an investment professional, the investment professional may impose a fee for wire purchases.
All wires must be received    in proper form by th    e transfer agent
at the fund's designated wire bank.
You are advised to wire funds as early in the day as possible and to provide advance notice to Fidelity Client Services for large purchases.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $100,000
For certain Fidelity retirement accounts(double dagger) $500
TO ADD TO AN ACCOUNT $2,500
For certain Fidelity retirement accounts(double dagger) $250
MINIMUM BALANCE $100,000
For certain Fidelity retirement accounts(double dagger) $500
(double dagger)THESE LOWER MINIMUMS APPLY TO FIDELITY ROLLOVER IRA AND KEOGH ACCOUNTS.
There is no minimum account balance or initial or subsequent investment minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. Refer to the program materials for details. In addition, the fund reserves the right to waive or lower investment minimums in other circumstances.
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
THE PRICE TO SELL ONE SHARE of the fund is the fund's NAV.
Your shares will be sold at the next NAV calculated after your order is received in proper form. The fund's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these [two] pages.
TO SELL SHARES IN A FIDELITY RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $100,000 worth of shares in the account to keep it open ($500 for retirement accounts).
BY TELEPHONE. Redemption requests may be made by calling Fidelity Client Services at the phone numbers listed on the front cover. Provided that your account registration has not changed within the last 30 days, you may redeem shares of the fund worth $100,000 or less. Redemption proceeds will be sent to your record address.
BY MAIL. You may redeem any amount from your account on any business day by submitting written instructions with an authorized signature which is on file for that account. Written request for redemption should be mailed to Fidelity Client Services at the address shown on page __.
A check made payable to the account registration will be mailed to the address of record, normally on the day following receipt in proper form of redemption instructions.
BY WIRE. You must sign up for the wire feature before using it. Redemption requests may be made by calling Fidelity Client Services at the appropriate number listed on the front cover.
You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions. You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown on the front cover.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. There is no fee imposed by the fund for wiring of redemption proceeds. However, if you sell shares through an investment professional, the investment professional may impose a fee for wire redemptions. Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is
receive   d in proper form b    y the transfer agent before the NAV is
calculated, redemption proceeds will normally be wired on the following business day.
The fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call Fidelity Client Services at the appropriate number listed on the fron cover if you need additional copies of financial reports, prospectuses, or historical account information. SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with Fidelity for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
FIDELITY INVESTMENTS RATES AND YIELDS SERVICES LINE. Fidelity has an around-the-clock telephone service that lets existing customers use a push button phone with tone capabilities to obtain prices and yields of Fidelity funds. For more information about this service contact Fidelity Client Services at the appropriate number listed on the front cover.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are normally distributed on the first business day of the following month. However, dividends relating to shares redeemed if you close your account during the month may be distributed on the day your account is closed. The fund reserves the right to limit this service. DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The fund offers two options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
   If you select distribution option two and the U.S. Postal Service does not deliver your checks, your election may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks. To change your distribution option, call your investment professional directly or call 1-800-843-3001.
Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, the fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
   For the fiscal year ended August 1998, __% o    f Retirement
Government Money Market Portfolio 's income distributions was derived from interest on U.S. Government securities which is generally exempt from state income tax.
   Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December
31    .
Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates the fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.
THE FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. The fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund maintain a stable $1.00 share price.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE OR ELECTRONICALLY. Fidelity will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record
calls.    For transactions conducted through the Internet, Fidelity
recommends the use of an Internet browser with 128-bit encryption.
    You should verify the accuracy of your confirmation statements
immediately after    you receive them.     If you do not want the
ability to redeem and exchange by telephone, call Fidelity Client Services for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
THE FUND RESERVES THE RIGHT to suspend the offering of shares for a period of time.
TO ALLOW FMR TO MANAGE THE FUND MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of large transactions.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the next NAV calculated after your orde   r is received in proper
form.     Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
(small solid bullet)    Shares begin to earn dividends on the first
business day following the day of purchase.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form. Note the following:
(small solid bullet) Share   s earn di    vidends through the day of
redemption; however, shares redeemed on a Friday or prior to a holiday
c   ontinue     to earn dividends until the next business day.
(small solid bullet)    Redemptions may be suspended or payment dates
postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the
SEC.
(small solid bullet) The fund may withhold redemption proceeds until it is reasonably assured that investments credited to your account have been received and collected.
(small solid bullet) Y   ou will not receive interest on amounts
represented by uncashed redemption checks.

IF YOUR ACCOUNT BALANCE FALLS BELOW $100,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the fund without reimbursement from the fund. Qualified recipients are securities dealers who have sold fund shares or others, including banks and other financial institutions, under special arrangements in connection with FDC's sales activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day the fund is open for business by calling Fidelity Client Services at the numbers listed on the front cover..
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to Fidelity Client Services at the address on page __.
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, shares will be redeemed at
the next determined NAV after your order is received    in proper
form.     Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, the fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you have already paid in connection with the shares you are exchanging. This may not apply if you are investing through a tax-saving retirement plan.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Currently, there is no limit on the number of exchanges out of the fund.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund.
Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to 1.00% and trading fees of up to 3.00% of the amount exchanged. Check each fund's prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.
   Fidelity, Fidelity Investments & (Pyramid) Design, and Fidelity Investments are registered trademarks of FMR Corp.
   The third-party marks appearing above are the marks of their respective owners.

Fidelity Money Market Trust:
Retirement Money Market Portfolio and Retirement Government Money
Market Portfolio
Statement of Additional Information
Cross Reference Sheet
Form N-1A Item Number
Part B Statement of Additional Information Caption
10   a,b              Cover Page
11                    Cover Page
12                    Description of the Trust
13   a,b,c            Investment Policies and Limitations
     d                Portfolio Transactions
14   a,b,c            Trustees and Officers
15   a                FMR; Trustees and Officers
     b                Trustees and Officers
     c                Trustees and Officers
16   a(i)             FMR; Portfolio Transactions
     a(ii)            Trustees and Officers
     a(iii),b         Management Contract
     c,d              Contracts with FMR Affiliates
     e                *
     f                Distribution and Service Plan
     g                *
     h                Description of the Trust
     i                Contracts with FMR Affiliates
17   a,b,c,d          Portfolio Transactions
     e                *
18   a                Description of the Trust
     b                *
19   a                Additional Purchase, Exchange and Redemption
                      Information
     b                Additional Purchase, Exchange, and Redemption
                      Information; Valuation
     c                *
20                    Distributions and Taxes
21   a(i,ii, iii), b  Contracts with FMR Affiliates
c                     *
22   a                Performance
     b                *
23                    Financial Statements
* Not applicable
RETIREMENT GOVERNMENT MONEY MARKET PORTFOLIO
RETIREMENT MONEY MARKET PORTFOLIO
FUNDS OF  FIDELITY MONEY MARKET TRUST
STATEMENT OF ADDITIONAL INFORMATION
   OCTOBER 20, 1998
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectuses
(d   ated October 20, 1998).     Please retain this document for
future reference. To obtain a free additional copy of a Prospectus and Annual Report, please call Fidelity Client Services (Client Services) at 1-800-843-3001 or your investment professional.
INDIVIDUAL ACCOUNTS (PARTICIPANT)
If you are investing through a retirement plan sponsor or other institution, refer to your plan materials or contact that institution directly.
RETIREMENT PLAN LEVEL ACCOUNTS (TRUSTEES, PLAN SPONSORS)
Corporate Clients 1-800-962-1375
"Not for Profit" Clients 1-800-343-0860
FINANCIAL AND OTHER INSTITUTIONS
Nationwide 1-800-843-3001
TABLE OF CONTENTS                                         PAGE



INVESTMENT POLICIES AND LIMITATIONS                       15

PORTFOLIO TRANSACTIONS

VALUATION                                                 20

PERFORMANCE                                               20

ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION  23

DISTRIBUTIONS AND TAXES                                   24

FMR                                                       24

TRUSTEES AND OFFICERS                                     24

MANAGEMENT CONTRACTS                                      27

DISTRIBUTION AND SERVICE PLANS                            28

CONTRACTS WITH FMR AFFILIATES                             29

DESCRIPTION OF THE TRUST

FINANCIAL STATEMENTS                                      30

APPENDIX                                                  30

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
   Fidelity Investments Money Management, Inc. (FIMM)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) For more information on any Fidelity fund, including charges and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.
       RMM/RGM   -ptb-    1098
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF RETIREMENT GOVERNMENT MONEY MARKET PORTFOLIO THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities) if as a result thereof: (a) more than 5% of the fund's total assets would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment), and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result,
(a) more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days and in the securities of money market funds.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
   With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page 6.
INVESTMENT LIMITATIONS OF RETIREMENT MONEY MARKET PORTFOLIO
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof: (a) more than 5% of the fund's total assets would be invested in the securities of such issuer; or (b) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment), and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the fund intends to invest more than 25% of total assets in obligations of institutions in the financial services industry. Neither finance companies as a group or utility companies as a group are considered a single industry for purposes of this policy;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the fund.
THE FOLLOWING LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities of a single issuer for up to three business days and in the securities of money market funds.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitations (1) and (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
   With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page 6.
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help a fund achieve its goal.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
       ASSET-BACKED SECURITIES    represent interests in pools of
mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.
DELAYED-DELIVERY TRANSACTIONS. Se   curities may be bought and sold on
a delay    ed-delivery or when-issued basis. These transactions
involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
   When purchasing securitie    s on a delayed-delivery basis, the
purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the
securi   ties is not required     until the delivery date, these risks
are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a fund will set aside appropriate liquid assets in a segregated custodial account to cover the purchase obligations. When a fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.
   A fund may reneg    otiate a delayed-delivery transaction and may
sell the underlying securities before delivery, which may result in capital gains or losses for the fund.
DOMESTIC AND FOREIGN INVESTMENTS include U.S. dollar-denominated time
deposits, certificates of deposit, and bankers' ac   ceptances of U.S.
banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Domestic and foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other
business organizations, foreign govern    ments, foreign government
agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general
obligations of the parent bank in addition to the issuing    branch,
or m    ay be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and a fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits,
currency controls, interest limitations, or other governmen   tal
restrictions that might affec    t repayment of principal or payment
of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers. ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and
(5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by FMR to be illiquid include repurchase agreements not entitling the holder to repayment of principal and payment of interest within seven days. Also, FMR may determine some restricted securities and time deposits to be illiquid.
   In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation at fair
value as determined in g    ood faith by a committee appointed by the
Board of Trustees.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, a fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A fund will
borrow    through the program only when the costs are     equal to or
lower than the costs of bank loans, and will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. MONEY MARKET SECURITIES are high-quality, short-term obligations.
Money market securities may be structured to be, or may    employ a
trust or other form so that they     are, eligible investments for
money market funds. For example, put features can be used    to modify
the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as
intended,     adverse tax or investment consequences may result.
Neither the Internal Revenue Service (IRS) nor any    other
regulato    ry authority has ruled definitively on certain legal
issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal
securities holders. A mu   nicipal security m    ay be owned directly
or through a participation interest.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY. Pursuant to procedures adopted by the Board of Trustees, the funds may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2). Split-rated securities may be determined to be either first tier or second tier based on applicable regulations.
   Each taxable fund may not inves    t more than 5% of its total
assets in second tier securities. In addition, each taxable fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
Each fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, each fund may look to an interest rate reset or demand feature.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the
purchase price plus an agreed-upon incre   mental amount w    hich is
unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the
underlying security will be    less than the resale price, a    s well
as delays and costs to a fund in connection with bankruptcy proceedings), the funds will engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed
when it decided to seek registration of the security.    However, in
general, the funds     anticipate holding restricted securities to
maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a
fund sells a security to another party, such as a bank    or
broker-dealer, in re    turn for cash and agrees to repurchase that
security at an agreed-upon price and time. While a reverse repurchase agreement is outstanding, a fund will maintain appropriate liquid
assets in a segregated custodial account to cover its ob   ligation
under the agreement. The funds will enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by FMR. Such transactions may increase fluctuations in the market value of fund assets and may be viewed as a form of leverage.
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Such short sales are known as short sales "against the box" and could be used to protect the net asset value per share of the fund in anticipation of increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs in connection with opening and closing short sales against the box.
SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STRIPPED GOVERNMENT SECURITIES. Stripped government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.
Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate
receipts for the coupon payments and the principal pay   ment, which
the dealer the    n sells.
Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, a fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to money market funds. VARIABLE AND FLOATING RATE SECURITIES provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain
financial intermed    iaries.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed
on behalf of each fund by FMR pursuant to authority con   tained in
the management contract. FMR is also responsible for the placement of
transaction orders for other investment companies and acc    ounts for
which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.
   If FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described above.
   Each fund may execu    te portfolio transactions with
broker-dealers who provide research and execution services to the fund or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish
analyses and reports concerning issuers, industries,    securities,
economic factors and trends, portfolio strategy, and performance of accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).
   For transactions in fixed-income securities, FMR's selection of broker-dealers is generally based on the availability of a security and its price and, to a lesser extent, on the overall quality of execution and other services, including research, provided by the
broker-de    aler.
The receipt of research from broker-dealers that execute transactions on behalf of a fund may be useful to FMR in rendering investment management services to that fund or its other clients, and conversely,
such research provided by broker-dealers who    have executed
tra    nsaction orders on behalf of other FMR clients may be useful to
FMR in carrying out its obligations to a fund. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
   Fixed-income securities are generally purchased from an issuer or underwriter acting as principal for the securities, on a net basis with no brokerage commission paid. However, the dealer is compensated by a difference between the security's original purchase price and the selling price, the so-called "bid-asked spread." Securities may also be purchased from underwriters at prices that include underwriting fees.
   Subject to applicable limitations of the federal securities laws, a fund may pay a broker-dealer commissions for agency transactions
t    hat are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause a fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to that fund or its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with
National Financial Services Corporation (NFSC) and    Fidelity
Brokerage Services Japan LLC (F    BSJ), indirect subsidiaries of FMR
Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for
similar services. Prior to December 9, 1997,    FMR used research
services provided by and placed agency transactions with Fidelity
Brokerage Services (FBS), an indirect subsidiary of FMR Corp    .
   FMR may allocate brokerage transactions to broker-dealers (including affiliates of FMR) who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by a fund toward the reduction of that fund's
expenses. The transact    ion quality must, however, be comparable to
those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized NFSC to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules.
The Trus   tees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund and review the commissions paid by the fund over representative periods of time to determine if they are
re    asonable in relation to the benefits to the fund.
The following tables show the brokerage commissions paid by the funds. Significant changes in brokerage commissions paid by a fund from year to year may result from changing asset levels throughout the year. A fund may pay both commissions and spreads in connection with the placement of portfolio transactions. [For the fiscal years ended August 1998, 1997, and 1996, the funds paid no brokerage commissions.] The following table shows the total amount of brokerage commissions paid by each fund.
                              FISCAL  TOTAL
                              YEAR    AMOUNT PAID
                              ENDED

RETIREMENT GOVERNMENT MONEY   AUGUST
MARKET PORTFOLIO

   1998                                 $

1997                                    $

1996                                    $

RETIREMENT MONEY MARKET
PORTFOLIO

   1998

1997

1996

Of the following tables, the first shows the total amount of brokerage commissions paid by each fund to NFSC [[and/,] FBS] [and FBSJ], as applicable,] for the past three fiscal years. The second table shows the approximate percentage of aggregate brokerage commissions paid by a fund to NFSC [[and/,] FBS] [and FBSJ]] for transactions involving the approximate percentage of the aggregate dollar amount of transactions for which the fund paid brokerage commissions for the
fiscal year ended    1998.     NFSC [[[,/and] FBS,] [and FBSJ]]
[is/are] paid on a commission basis].]


                                              TOTAL AMOUNT PAID

                              FISCAL  TO NFSC                    [TO FBS]  [TO FBSJ]
                              YEAR
                              ENDED
                              AUGUST

RETIREMENT GOVERNMENT MONEY
MARKET PORTFOLIO

   1998                                $                          [$ ]      [$ ]

RETIREMENT MONEY MARKET
PORTFOLIO

   1998                                                           [ ]       [ ]



               FISCAL       % OF          % OF          % OF         % OF          % OF         % OF
               YEAR         AGGREGATE     AGGREGATE      AGGREGATE   AGGREGATE     AGGREGATE    AGGREGATE
               ENDED        COMMISSIONS   DOLLAR        COMMISSIONS  DOLLAR        COMMISSIONS  DOLLAR
                  1998                    AMOUNT OF     PAID TO      AMOUNT OF     PAID TO      AMOUNT OF
                            PAID TO       TRANSACTIONS  FBS          TRANSACTIONS  FBSJ         TRANSACTIONS
                            NFSC          EFFECTED                   EFFECTED                   EFFECTED
                                          THROUGH                    THROUGH FBS                THROUGH
                                          NFSC                                                  FBSJ

RETIREMENT     AUGUST        %             %            [ %]         [ %]          [ %]         [ %]
GOVERNMENT
MONEY MARKET
PORTFOLIO

RETIREMENT     AUGUST        %             %            [ %]         [ %]          [ %]         [ %]
MONEY MARKET
PORTFOLIO


(dagger) The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, [[NFSC] [,/and] [FBS] [and FBSJ]] is a result of the low commission rates charged by [[NFSC] [,/and] [FBS] [and FBSJ]].]
[NFSC] [,/and] [FBS] [and] [FBSJ] [has/have] used a portion of the commissions paid by a fund to reduce that fund's expenses.]
The following table shows the dollar amount of brokerage commissions paid to firms that provided research services and the approximate dollar amount of the transactions involved for the fiscal year ended
   1998.

                                   FISCAL YEAR  $ AMOUNT OF           $ AMOUNT OF
                                   ENDED 1998   COMMISSIONS PAID TO    BROKERAGE
                                                FIRMS                  TRANSACTIONS
                                                THAT PROVIDED          INVOLVED*
                                                RESEARCH SERVICES*

RETIREMENT GOVERNMENT MONEY        AUGUST        $                     $
MARKET PORTFOLIO

RETIREMENT MONEY MARKET PORTFOLIO  AUGUST


[*The provision of research services was not necessarily a factor in the placement of all this business with such firms.]
[For the fiscal year ended August 199   8     [the funds/[Name(s) of
Fund(s)]] paid no brokerage commissions to firms that provided research services.]
   The Trustees of each fund have approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of FMR participates. These procedures prohibit the funds from directly or indirectly benefiting an FMR affiliate in connection with such underwritings. In addition, for underwritings where an FMR affiliate participates as a principal underwriter, certain restrictions may
apply that could, among other things, limit     the amount of
securities that the funds could purchase in the underwriting.
From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
Fidelity Service Company, Inc. (FSC) normally determines each fund's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each fund's NAV.
Portfolio securities and other assets are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.
Securities of other open-end investment companies are valued at their respective NAVs.
During periods of declining interest rates, a fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing each fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. Each fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page 6.
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize each fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
A fund may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each fund's yield and total return fluctuate in response to market conditions and other factors. YIELD CALCULATIONS. To compute the yield for each fund for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. A fund also may calculate an effective yield by compounding the base period return over a one-year period. In addition to the current yield, a fund may quote yields in advertising based on any historical seven-day period. Yields for a fund are calculated on the same basis as other money market funds, as required by applicable regulation.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, a fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing a fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
CALCULATING HISTORICAL FUND RESULTS.    The following tables show
performance for each fund calculated including certain fund expenses.
HISTORICAL FUND RESULTS. The following tables show each fund's 7-day yield and total return for the period ended August 31,
   1998.

               AVERAGE ANNUAL TOTAL RETURNS          CUMULATIVE TOTAL RETURNS



                              SEVEN-DAY  ONE   FIVE   LIFE OF   ONE   FIVE   LIFE OF
                              YIELD      YEAR  YEARS  FUND*     YEAR  YEARS  FUND*



RETIREMENT GOVERNMENT MONEY    %          %     %      %         %     %      %
MARKET


* From December 16, 1988 (commencement of operations).




                          Average Annual Total Returns    Cumulative Total Returns
                         Seven-Day  One   Five   Life of   One   Five   Life of
                         Yield      Year  Years  Fund*     Year  Years  Fund*



Retirement Money Market   %          %     %      %         %     %      %


* From December 2, 1988 (commencement of operations).

[Note: If FMR had not reimbursed certain fund expenses during these periods, each fund's total returns would have been lower.
Note: If FMR had not reimbursed certain fund expenses during these periods, each fund's yield would have been ___% and __%.]
The following tables show the income and capital elements of each fund's cumulative total return. The tables compare each fund's return to the record of the Standard & Poor's 500 Index (S&P 500), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month-end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Because each fund invests in short-term fixed-income securities, common stocks represent a different type of investment from the funds. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the life of each fund, assuming
all distributions were reinvested.    Total returns are based on past
results and are not an indication of future performance    . Tax
consequences of different investments have not been factored into the figures below.
During the period from December 16, 1988 (commencement of operations)
to    August 31, 1998    , a hypothetical $10,000 investment in
Retirement Government Money Market Portfolio would have grown to
   $______.



RETIREMENT GOVERNMENT MONEY MARKET PORTFOLIO                  INDICES
Year          Value of    Value of       Value of       Total  S&P 500  DJIA  Cost of
 Ended        Initial     Reinvested     Reinvested     Value                 Living**
              $10,000     Dividend       Capital Gain
              Investment  Distributions  Distributions







1989*_        $           $              $              $      $        $     $

1990_         $           $              $              $      $        $     $

1991_         $           $              $              $      $        $     $

1992_         $           $              $              $      $        $     $

1993_         $           $              $              $      $        $     $

1994_         $           $              $              $      $        $     $

1995_         $           $              $              $      $        $     $

1996_         $           $              $              $      $        $     $

1997_         $           $              $              $      $        $     $

   1998    _  $           $              $              $      $        $     $


* From December 16, 1988 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Retirement Government Money Market Portfolio on December 16, 1988, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to
$   ______    . If distributions had not been reinvested, the amount
of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   ______     for dividends. [FUND REPORTING TO CONFIRM FOR MONEY
MARKET FUNDS: The funds did not distribute any capital gains during the period.]
   During the period from December 2, 1988 (commencement of operations) to August 31, 1998, a hypothetical $10,000 investment in Retirement Money Market Portfolio would have grown to $______.


RETIREMENT MONEY MARKET PORTFOLIO                                 INDICES
Year          Value of    Value of       Value of       Total  S&P 500  DJIA  Cost of
 Ended        Initial     Reinvested     Reinvested     Value                 Living**
              $10,000     Dividend       Capital Gain
              Investment  Distributions  Distributions







1989*         $           $              $              $      $        $     $

1990_         $           $              $              $      $        $     $

1991          $           $              $              $      $        $     $

1992_         $           $              $              $      $        $     $

1993_         $           $              $              $      $        $     $

1994_         $           $              $              $      $        $     $

1995_         $           $              $              $      $        $     $

1996_         $           $              $              $      $        $     $

1997_         $           $              $              $      $        $     $

   1998    _  $           $              $              $      $        $     $


* From December 2, 1988 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Retirement Money Market Portfolio on December 2, 1988, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   ______.     If
distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash
payments for the period would have amounted to $   ______     for
dividends. [FUND REPORTING TO CONFIRM FOR MONEY MARKET FUNDS: The funds did not distribute any capital gains during the period.] PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or trading fees into consideration, and are prepared without regard to tax consequences. Lipper may also rank based on yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds. From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, a fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
A fund may compare its performance or the performance of securities in which it may invest to averages published by IBC Financial Data, Inc. of Ashland, Massachusetts. These averages assume reinvestment of distributions. IBC's MONEY FUND REPORT AVERAGES(trademark)/All Government (Retirement Government Money Market Portfolio) and All Taxable (Retirement Money Market Portfolio), which is reported in IBC's MONEY FUND REPORT(trademark), covers over ___ All Government and
___ All Taxable money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; and charitable giving. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(Registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of August 31 ,    1998    , FMR advised over $   __     billion in
municipal fund assets, $   __     billion in money market fund assets,
$   ___     billion in equity fund assets, $   __     billion in
international fund assets, and $   ___     billion in Spartan fund
assets. The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, a fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield.
ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION
   Each fund is open for business and its net asset value per share
(NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday
closings for        1998: New Year's Day, Martin Luther King's
Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future,
the NYSE may modify its holiday schedule     at any time. In addition,
on days when the Federal Reserve Wire System is closed, federal funds wires cannot be sent.
   FSC normally determines each fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are
valued in computing    each     fund's NAV. Shareholders receiving
securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the 1940 Act, each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
DISTRIBUTIONS AND TAXES
DIVIDENDS. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. A portion of each fund's dividends derived from certain U.S. Government securities may be exempt from state and local taxation. Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions (if any) for the prior year.
CAPITAL GAIN DISTRIBUTIONS. Each fund may distribute any net realized short-term capital gains once a year or more often as necessary, to
maintain its NAV at $1.00.    The funds do not anticipate distributing
long-term capital ga    ins.
As of August 31 , 1   998, Re    tirement Government Money Market
Portfolio had a capital loss carryforward aggregating approximately
$   ____. This loss carryforward, of which $___, $___, and
$___    will expire on August 31 , 199_,  ____, and ____ ,
respectively, is available to offset future capital gains.
As of August 31 ,    1998, Re    tirement Money Market Portfolio had a
capital loss carryforward aggregating approximately $   ____. This
loss carryforward, of which $___, $___, and $___    will expire on
August 31 , 199_, ____, and ____ , respectively, is available to offset future capital gains.
STATE AND LOCAL TAX ISSUES. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government
securities. Some states limit this    pass-through     to mutual funds
that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividend distributions from a fund will be the same
as if you directly owned    a     proportionate share of the U.S.
Government securities. Because the income earned on most U.S.
Government securities i   s exempt from state and local inc    ome
taxes, the portion of dividends from a fund attributable to these securities will also be free from income taxes. The exemption from state and local income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities. In a number of states, corporate franchise (income) tax laws do not exempt interest earned on U.S. Government securities whether such securities are held directly or through a fund.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.
   Each fun    d is treated as a separate entity from the other funds,
if any, of its trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers elected or appointed to Fidelity Money Market Trust prior to the funds' conversion from a series of a Massachusetts business trust served in identical capacities. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee, Member of the Advisory Board, and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
J. GARY BURKHEAD (57), Member of the Advisory Board (1997), is Vice Chairman and a Member of the Board of Directors of FMR Corp. (1997) and President of Fidelity Personal Investments and Brokerage Group
(1997). Previously, Mr. Burkhead served as President of Fidelity Management & Research Company.
RALPH F. COX (66), Trustee, is President of RABAR Enterprises (management consulting-engineering industry, 1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of USA Waste Services, Inc. (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (66), Trustee. Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
ROBERT M. GATES (54), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products). Mr. Gates also is a Trustee of the Forum for International Policy and of the Endowment Association of the College of William and Mary. In addition, he is a member of the National Executive Board of the Boy Scouts of America.
E. BRADLEY JONES (70), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and manufacturing, 1985-1995), Hyster-Yale Materials Handling, Inc. (1985-1995), and Cleveland-Cliffs Inc (mining), and as a Trustee of First Union Real Estate Investments. In addition, he serves as a Trustee of the Cleveland Clinic Foundation, where he has also been a member of the Executive Committee as well as Chairman of the Board and President, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (65), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the
Board of Directors    of N    ational Arts Stabilization Inc.,
Chairman of the Board of Trustees of the Greenwich Hospital Association, Director of the Yale-New Haven Health Services Corp.
(1998), a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (55), Trustee, is Vice Chairman and Director of FMR. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
WILLIAM O. McCOY (64), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
GERALD C. McDONOUGH (70), Trustee and Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Mr. McDonough is a Director of York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996 and Brush-Wellman Inc. (metal refining) from 1983-1997.
   MARVIN L. MANN (65), Trustee (1993), is Chairman of the Board of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Imation Corp. (imaging and information storage, 1997).
*ROBERT C. POZEN (52), Trustee (1997) and Senior Vice President, is also President and a Director of FMR (1997); and President and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc. (1997), and Fidelity Management & Research (Far East) Inc. (1997). Previously, Mr. Pozen served as General Counsel, Managing Director, and Senior Vice President of FMR Corp.
THOMAS R. WILLIAMS (69), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of ConAgra, Inc. (agricultural products), Georgia Power Company (electric utility), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992). BOYCE I. GREER (42), is Vice President of Money Market Funds (1997), Group Leader of the Money Market Group (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Greer served as the Leader of the Fixed-Income Group for Fidelity Management Trust Company (1993-1995) and was Vice President and Group Leader of Municipal Fixed-Income Investments (1996-1997).
FRED L. HENNING, JR. (59), is Vice President of Fidelity's Fixed-Income Group (1995), Senior Vice President of FMR (1995), and Senior Vice President of FIMM (1998). Before assuming his current responsibilities, Mr. Henning was head of Fidelity's Money Market Division.
ROBERT A. LITTERST (38), is Vice President of Retirement Government
Money Market Portfolio (1997) and    other funds advised by FMR. Prior
to his current responsibilities, Mr. Litterst managed a variety of
Fidelity funds.
ROBERT DUBY (52), is Vice President of Retirement Money Market
Portfolio (1996) and other funds advised by FMR.    Prior to his
current responsibilities, Mr. Duby has managed a variety of Fidelity funds.
ERIC D. ROITER (49), Secretary (1998), is Vice President (1998) and General Counsel of FMR (1998). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997). Prior to joining Fidelity, Mr. Roiter was a partner at Debevoise & Plimpton (1981-1997) and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981).
RICHARD A. SILVER (51), Treasurer (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).
THOMAS D. MAHER (53), Assistant Vice President, is Assistant Vice President of Fidelity's Municipal Bond Funds (1996) and of Fidelity's Money Market Funds.
JOHN H. COSTELLO (52), Assistant Treasurer, is an employee of FMR. LEONARD M. RUSH (52), Assistant Treasurer (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (40), Assistant Treasurer, is Assistant Treasurer of Fidelity's Municipal Bond Funds (1996) and of Fidelity's Money Market Funds (1996) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his
or her services for the fiscal year ended    August 31, 1998, o    r
calendar year ended December 31, 1997, as applicable.
COMPENSATION TABLE


Trustees                       Aggregate      Aggregate          Total
and                            Compensation   Compensation       Compensation
Members of the Advisory Board  from           from               from the
                               Retirement     Retirement Money   Fund Complex*
                               Government     Market Portfolio   A
                               Money Market   B,D
                               Portfolio B,C

J. Gary Burkhead **            $              $                  $

Ralph F. Cox                   $              $                  $

Phyllis Burke Davis            $              $                  $

Robert M. Gates ***            [$ ]           [$ ]               [$ ]

Edward C. Johnson 3d **        $              $                  $

E. Bradley Jones               $              $                  $

Donald J. Kirk                 $              $                  $

Peter S. Lynch **              $              $                  $

William O. McCoy****           [$ ]           [$ ]               [$ ]

Gerald C. McDonough            $              $                  $

Marvin L. Mann                 $              $                  $

Robert C. Pozen**              [$ ]           [$ ]               [$ ]

Thomas R. Williams             $              $                  $


* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.
** Interested Trustees of the funds and Mr. Burkhead are compensated by FMR.
***Mr. Gates was appointed to the Board of Trustees effective March 1, 1997.
**** Mr. McCoy was appointed to the Board of Trustees effective
January 1, 1997.
A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.
B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.
   C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
   D The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $__; Phyllis Burke Davis, $__; Robert M. Gates, $__; E. Bradley Jones, $__; Donald J. Kirk, $__; William O. McCoy, $__; Gerald C. McDonough, $__; Marvin L. Mann, $__; and Thomas R. Williams, $__.
E Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows:
[trustee name, dollar amount of deferred compensation, fund name]; [trustee name, dollar amount of deferred compensation, fund name]; and [trustee name, dollar amount of deferred compensation, fund name].

Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an
additional portion of, their annual fees. Amounts de   ferred under
the Pl    an are subject to vesting and are treated as though
equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without shareholder approval.
   [As of August 31, 1998, approximately __% of [Fund]'s total outstanding shares was held by [FMR] [[and] [an] FMR affiliate[s]]. FMR Corp. is the ultimate parent company of [FMR] [[and] [this/these] FMR affiliate[s]]. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page ___, Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of [Fund]'s shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than __% of [the/each] [fund/class]'s total outstanding shares.]
   [As of August 31, 1998, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than __% of each fund's total outstanding shares.
   [As of August 31, 1998, the following owned of record or beneficially 5% or more of each fund's outstanding shares:
   [A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.]
MANAGEMENT CONTRACTS
   Each fund has entered into a management contract with FMR, pursuant
to which FMR furnishes investment advisory and other services    .
MANAGEMENT SERVICES.    Under the terms of its management contract
with each fund, FMR acts as     investment adviser and, subject to the
supervision of the Board of Trustees, directs the investments of the fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
MANAGEMENT-RELATED EXPENSES. Under the terms of each fund's management contract, FMR is responsible for payment of all operating expenses of each fund with certain exceptions. Specific expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders, legal expenses, fees of the custodian, auditor and interested Trustees, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears the costs of providing these services to existing shareholders. FMR also pays all fees associated with transfer agent, dividend disbursing, and shareholder services, and pricing and bookkeeping services.
FMR pays all other expenses of each fund with the following exceptions: fees and expenses of the non-interested Trustees, interest, taxes, brokerage commissions (if any), and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
MANAGEMENT FEES. For the services of FMR under each management
contract,    each fund pays     FMR a monthly management fee at the
annual rate of 0.42% of its average net assets throughout the month. The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.
The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of credits reducing management fees for each fund.




Fund                                          Amount of
                          Fiscal Years Ended  Credits Reducing  Management Fees
                          August 31           Management Fees   Paid to FMR

Retirement Government
Money Market Portfolio       1998             $                 $[*]

                          1997                $                 $[*]

                          1996                $                 $[*]

Retirement Money Market

Portfolio                    1998             $                 $[*]

                          1997                $                 $[*]

                          1996                $                 $[*]


* After reduction of fees and expenses paid by the fund to the non-interested Trustees.
FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses), which is subject to revision or termination. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements by FMR will increase a fund's total returns and yield, and repayment of the reimbursement by a fund will lower its total returns and yield.
   SUB-ADVISER. FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has primary responsibility for providing portfolio investment management services to the funds. Previously, FMR Texas Inc. (FMR Texas) had primary responsibility for providing investment management services to the funds. On January 23, 1998, FMR
Texas was merged into FIMM, whi    ch succeeded to the operations of
FMR Texas.
   Under the terms of the sub-advisory agreements, FMR pays FIMM fees equal to 50% of the management fee payable to FMR under its management contract with each fund. The fees paid to FIMM are not reduced by any
voluntary or mandatory expense reimbu    rsements that may be in
effect from time to time.
   Fees paid to FMR Texas and FIMM by FMR on behalf of Retirement Government Money Market Portfolio and Retirement Money Market Portfolio for the past three fiscal years are shown in the table below.

Fund                      Fiscal Year Ended August 31  Fees Paid to FMR Texas     Fees Paid to FIMM

Retirement Government
Money Market Portfolio              1998                         $                       $

                                    1997                         $                       $

                                    1996                         $                       $

Retirement Money Market
Portfolio                           1998                         $                       $

                                    1997                         $                       $

                                    1996                         $                       $



DISTRIBUTION AND SERVICE PLANS
The Trustees have approved Distribution and Service Plans on behalf of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the
Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of fund shares. In addition, each Plan provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of fund shares, or provide shareholder support services. Currently, the Board of Trustees has authorized such payments for Retirement Government Money Market Portfolio and Retirement Money Market Portfolio shares.
[Payments made by FMR either directly or through FDC to third parties
for the fiscal year ended 19   98     amounted to $____ for Retirement
Government Money Market Portfolio and $____ for Retirement Money Market Portfolio.]
[FMR made no payments either directly or through FDC to third parties
for the fiscal year ended 19   98    .]
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in
connection with the distribution of    fund     shares, additional
sales of fund shares may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
The Glass-Steagall Act generally prohibits federally and state chartered or supervised banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, FDC believes that the Glass-Steagall Act should not preclude a bank from performing shareholder support services, or servicing and recordkeeping functions. FDC intends to engage banks only to perform such functions. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and banks and other financial institutions may be required to register as dealers pursuant to state law.
Each fund may execute portfolio transactions with, and purchase securities issued by, depository institutions that receive payments under the Plans. No preference for the instruments of such depository institutions will be shown in the selection of investments.
CONTRACTS WITH FMR AFFILIATES
Each fund has entered into a transfer agent agreement with FIIOC, an affiliate of FMR. Under the terms of the agreements, FIIOC performs transfer agency, dividend disbursing, and shareholder services for each fund.
   For providing transfer agency services,     FIIOC    receives an
account fee and an asset-based fee each paid monthly with respect to each account in a fund. For retail accounts and certain institutional accounts, these fees are based on account size and fund type. For certain institutional retirement accounts, these fees are based on fund type. For certain other institutional retirement accounts, these fees are based on account type (i.e., omnibus or non-omnibus) and, for non-omnibus accounts, fund type. The account fees are subject to increase based on postage rate changes.
In addition, FIIOC receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the Freedom Fund's assets that is invested in the fund.
FIIOC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Each fund has also entered into a service agent agreement with FSC, an affiliate of FMR. Under the terms of the agreements, FSC calculates the NAV and dividends for each fund and maintains each fund's portfolio and general accounting records.
For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.
FMR bears the cost of transfer agency, dividend disbursing, and shareholder services and pricing and bookkeeping services under the terms of its management contract with each fund.
Each fund has entered into a distribution agreement with FDC, an affiliate of FMR organized as a Massachusetts corporation on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. RETIREMENT GOVERNMENT MONEY MARKET PORTFOLIO and RETIREMENT MONEY MARKET PORTFOLIO are funds of Fidelity Money Market Trust, an open-end management investment company originally organized as a Massachusetts business trust on August 21, 1978, pursuant to a Declaration of Trust that was amended and restated on November 1, 1989. On December 29, 1994, the trust was converted to a Delaware business trust pursuant to an agreement approved by shareholders on December 8, 1994. The Delaware trust, which was organized on June 20, 1991 under the name Fidelity Money Market Trust II, succeeded to the name Fidelity Money Market Trust on December 29, 1994. Currently,
there are    two fu    nds of Fidelity Money Market Trust:
Retirement Government Money Market Portfolio and Retirement Money
Market Portfolio.     The Trust Instrument permits the Trustees to
create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust and requires that a disclaimer be given in each contract entered into or executed by the trust or the Trustees. The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
The Trust Instrument further provides that the Trustees, if they have exercised reasonable care, shall not be personally liable to any person other than the trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Trust Instrument, call meetings of the trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees.
The trust or any fund may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust; however, the Trustees may, without prior shareholder approval, change the form of organization of the trust by merger, consolidation, or incorporation. If not so terminated or reorganized, the trust and its funds will continue indefinitely.
Under the Trust Instrument, the Trustees may, without shareholder vote, cause the trust to merge or consolidate into one or more trusts, partnerships, or corporations, or cause the trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the trust registration statement. Each fund may invest all of its assets in another investment company.
CUSTODIAN. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
       AUDITOR.    __________________, One Post Office Square, Boston,
Massachusetts serves as the trust's independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the
fiscal year ended August 31 , 199   8    ,  and reports of the
auditor, are included in each fund's Annual Report, which are attached to each fund's prospectus. The funds' financial statements, including the financial highlights, and reports of the auditor are incorporated herein by reference. For a free additional copy of a fund's Annual
Report, contact    Fidelity Client Services at the appropriate number
listed on the front cover    , 82 Devonshire Street, Boston, MA 02109,
or your investment professional.
APPENDIX
The descriptions that follow are examples of eligible ratings for the funds. A fund may, however, consider the ratings for other types of investments and the ratings assigned by other rating organizations when determining the eligibility of a particular investment. DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF COMMERCIAL PAPER Moody's assigns short-term debt ratings to obligations which have an original maturity not exceeding one year.
Issuers rated PRIME-1 (or related supporting institutions) have a superior ability for repayment of principal and payment of interest. Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of principal and payment of interest. DESCRIPTION OF STANDARD & POOR'S RATINGS OF COMMERCIAL PAPER
Debt issues considered short-term in the relevant market may be assigned a Standard & Poor's commercial paper rating.
A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
   FIDELITY AND FIDELITY FOCUS ARE REGISTERED TRADEMARKS OF FMR
CORP.
   THE THIRD-PARTY MARKS APPEARING ABOVE ARE THE MARKS OF THEIR
RESPECTIVE OWNERS.
PART C - OTHER INFORMATION
Item 24.
 (a)(1) Financial Statements and Financial Highlights, included in the Annual Report for Fidelity Money Market Trust on behalf of Retirement Money Market Portfolio for the fiscal year ended August 31, 1998, will be filed by subsequent amendment.
 (a)(2) Financial Statements and Financial Highlights, included in the Annual Report for Fidelity Money Market Trust on behalf of Retirement Government Money Market Portfolio for the fiscal year ended August 31, 1998, will be filed by subsequent amendment.
 (b) Exhibits:
 1. Declaration of Trust, dated June 20, 1991, is incorporated herein
by reference to Exhibit 1 of Post-Effec-   tive Amendment No. 48.
  (a) Certificate of Trust, dated June 20, 1991, is incorporated
herein by reference to Exhibit 1(a) of Post-    Effective Amendment
No. 48.
  (b) Certificate of Amendment of Fidelity Money Market Trust II to
Fidelity Money Market Trust, dated     December 29, 1994, is
incorporated herein by reference to Exhibit 1(b)  of Post-Effective
Amend-    ment No. 48.
  (c) Supplement to Trust Instrument of Fidelity Money Market Trust,
dated March 31, 1997, is incorpo-    rated herein by reference to
Exhibit 1(c) of Post-Effective Amendment No. 57.
 2. By-laws of the Trust are incorporated herein by reference to
Exhibit 2(a) of Union Street Trust II's Post-Effective Amendment No.
10.
 3. Not applicable.
 4. Not applicable.
 5. (a) Management Contract dated December 29, 1994 between Fidelity
Money Market Trust: Retirement     Money Market Portfolio and Fidelity
Management & Research Company is incorporated herein by     reference
to Exhibit 5(d) of Post-Effective Amendment No. 48.
(b) Management Contract dated December 29, 1994 between Fidelity Money Market Trust: Retirement Government Money Market Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 48.
(c) Sub-Advisory Agreement dated December 29, 1994 between Fidelity Money Market Trust: Retirement Money Market Portfolio and FMR Texas is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 48.
(d) Sub-Advisory Agreement dated December 29, 1994 between Fidelity Money Market Trust: Retirement Government Money Market Portfolio and FMR Texas is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 53.
 6. (a) General Distribution Agreement between Fidelity Money Market
Trust: Retirement Money Market    Portfolio and Fidelity Distributors
Corporation dated December 29, 1994 is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 48.
(b) General Distribution Agreement between Fidelity Money Market
Trust: Retirement Government Money Market Portfolio and Fidelity Distributors Corporation dated December 29, 1994 is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No. 48.
(c) Specimen of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds is incorporated herein by reference to Exhibit 6(e) of Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 32.
(d) Specimen of Service Contract (Administrative and Recordkeeping Services Only) between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Fidelity Institutional Money Market Funds is incorporated herein by reference to Exhibit 6(f) of Fidelity Institutional Cash Portfolios' Post-Effective Amendment No. 32.
(e) Amendments to the General Distribution Agreement between the Registrant and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
(f) Form of Bank Agency Agreement (most recently revised January,
1997) is filed herein as Exhibit 6(f).
(g) Form of Selling Dealer Agreement for Bank Related Transactions (most recently revised January 1997) is filed herein as Exhibit 6(g).
(h) Form of Selling Dealer Agreement (most recently revised January
1997) is filed herein as Exhibit 6(h).
 7. (a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
  (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 8. (a) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
  (b) Appendix A, dated September 18, 1997, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(e) of Fidelity Charles Street Trust's Post-Effective Amendment No. 62 (File No. 2-73133).
  (c) Appendix B, dated September 18, 1997, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and the Registrant is incorporated herein by reference to Exhibit 8(f) of Fidelity Charles Street Trust's Post-Effective Amendment No. 62 (File No. 2-73133).
  (d) Fidelity Group Repo Custodian Agreement among The Bank of New
York, J. P.       Morgan Securities, Inc., and the Registrant, dated
February 12, 1996, is incorporated     herein by reference to Exhibit
8(d) of Fidelity Institutional Cash Portfolios' Post-Ef-    fective
Amendment No. 31 (File No. 2-74808).
  (e) Schedule 1 to the Fidelity Group Repo Custodian Agreement
between The Bank of     New York and the Registrant, dated February
12, 1996, is incorporated herein by ref-    erence to Exhibit 8(e) of
Fidelity Institutional Cash Portfolios' Post-Effective Amend-    ment
No. 31 (File No. 2-74808).
  (f) Fidelity Group Repo Custodian Agreement among Chemical Bank,
Greenwich      Capital Markets, Inc., and the Registrant, dated
November 13, 1995, is incorporated     herein by reference to Exhibit
8(f) of Fidelity Institutional Cash Portfolios' Post-Ef-    fective
Amendment No. 31 (File No. 2-74808).
   (g) Schedule 1 to the Fidelity Group Repo Custodian Agreement among
Chemical Bank,     Greenwich Capital Markets, Inc., and the
Registrant, dated November 13, 1995, is      incorporated herein by
reference to Exhibit 8(g) of Fidelity Institutional Cash Portfo-
lios' Post-Effective Amendment No. 31 (File No. 2-74808).
  (h) Joint Trading Account Custody Agreement between the The Bank of
New York and     the Registrant, dated May 11, 1995, is incorporated
herein by reference to Exhibit 8(h)   of Fidelity Institutional Cash
Portfolios' Post-Effective Amendment No. 31 (File No.     2-74808).
  (i) First Amendment to Joint Trading Account Custody Agreement
between the The      Bank of New York and the Registrant, dated July
14, 1995, is incorporated herein by     reference to Exhibit 8(i) of
Fidelity Institutional Cash Portfolios' Post-Effective       Amendment
No. 31 (File No. 2-74808).
 9. Not applicable.
 10. Not applicable.
 11. Not applicable.
 12. Not applicable.
 13. Not applicable.
 14. (a) Fidelity Individual Retirement Account Custodial Agreement
and Disclosure Statement, as currently   in effect, is incorporated
herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's
Post-    Effective Amendment No. 87 (File No. 2-50318).
  (b) Fidelity Institutional Individual Retirement Account Custodial
Agreement and Disclosure Statement,   as currently in effect, is
incorporated herein by reference to Exhibit 14(d) of Fidelity Union
Street     Trust's Post-Effective Amendment No. 87 (File No. 2-50318).
  (c) National Financial Services Corporation Individual Retirement
Account Custodial Agreement and Dis-   closure Statement, as currently
in effect, is incorporated herein by reference to Exhibit 14(h) of
Fidelity    Union Street Trust's Post-Effective Amendment No. 87 (File
No. 2-50318).
  (d) Fidelity Portfolio Advisory Services Individual Retirement
Account Custodial Agreement and Dis-    closure Statement, as
currently in effect, is incorporated herein by reference to Exhibit
14(i) of Fi-    delity Union Street Trust's Post-Effective Amendment
No. 87 (File No. 2-50318).
  (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in
effect, is incorporated herein by     reference to Exhibit 14(e) of
Fidelity Union Street Trust's Post-Effective Amendment No. 87 (File
 No. 2-50318).
  (f) National Financial Services Corporation Defined Contribution
Retirement Plan and Trust Agree-    ment, as currently in effect, is
incorporated herein by reference to Exhibit 14(k) of Fidelity Union
 Street Trust's Post-Effective Amendment No. 87 (File No. 2-50318).
  (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as
currently in effect, is incorpo-    rated herein by reference to
Exhibit 14(l) of Fidelity Union Street Trust's Post-Effective
Amendment   No. 87 (File No. 2-50318).
  (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as
currently in effect, is incor-    porated herein by reference to
Exhibit 14(m) of Fidelity Union Street Trust's Post-Effective Amend-ment No. 87 (File No. 2-50318).
  (i) Fidelity Investments Section 403(b)(7) Individual Custodial
Account Agreement and Disclosure     Statement, as currently in
effect, is incorporated herein by reference to Exhibit 14(f) of
Fidelity     Commonwealth Trust's Post-Effective Amendment No. 57
(File No. 2-52322).
  (j) Plymouth Investments Defined Contribution Retirement Plan and
Trust Agreement, as currently in     effect, is incorporated herein by
reference to Exhibit 14(o) of Fidelity Commonwealth Trust's Post-Effective Amendment No. 57 (File No. 2-52322).
  (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust
Basic Plan Document and Adoption     Agreement, as currently in
effect, is incorporated herein by reference to Exhibit 14(d) of
Fidelity     Securities Fund's Post-Effective Amendment No. 33 (File
No. 2-93601).
  (l) The Institutional Prototype Plan Basic Plan Document,
Standardized Adoption Agreement, and     Non-Standardized Adoption
Agreement, as currently in effect, is incorporated herein by reference
to   Exhibit 14(o) of Fidelity Securities Fund's Post-Effective
Amendment No. 33 (File No. 2-93601).
  (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k)
Basic Plan Document, Stan-    dardized Adoption Agreement, and
Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity
Securities Fund's Post-Effective     Amendment No. 33 (File No.
2-93601).
  (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt
Employers Basic Plan Document,     Standardized Profit Sharing Plan
Adoption Agreement, Non-Standardized Discretionary Contribu-    tion
Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary
Contribution Plan No.     003 Adoption Agreement, as currently in
effect, is incorporated herein by reference to Exhibit 14(g)     of
Fidelity Securities Fund's Post-Effective Amendment No. 33 (File No.
2-93601).
  (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and
Adoption Agreement, as cur-    rently in effect, is incorporated
herein by reference to Exhibit 14(p) of Fidelity Securities Fund's Post-Effective Amendment No. 33 (File No. 2-93601).
  (p) Fidelity Defined Contribution Retirement Plan and Trust
Agreement, as currently in effect, is incor-    porated herein by
reference to Exhibit 14(c) of Fidelity Securities Fund's
Post-Effective Amendment   No. 33 (File No. 2-93601).
  (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile
Form, and Plan Document, as     currently in effect, is incorporated
herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's Post-Effective Amendment No. 19 (File No. 33-43529).
 15. (a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Money Market Trust: Retirement Money Market Portfolio is incorporated herein by reference to Exhibit 15(b) of Post-Effective Amendment No. 58.
  (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Money Market Trust: Retirement Government Money Market Portfolio is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 58.
 16. (a) Schedule and data points for 7-day and effective yields for Retirement Government Money Market Portfolio are incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 50.
  (b) Schedule and data points for cumulative and average total returns for Retirement Government Money Market Portfolio are incorporated herein by reference to Exhibit 16(b) of Post-Effective Amendment No. 50.
 17.  Financial Data Schedules will be filed by subsequent amendment.
 18.  Not applicable.

Item 25. Persons Controlled by or under Common Control with Registrant The Board of Trustees of the Registrant is the same as the boards of the other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities

as of April 30, 1998
  Name of Series      Number of Record Holders

Retirement Money Market Portfolio     1,226,002
Retirement Government Money Market Portfolio   680,284

Item 27.  Indemnification
 Pursuant to Del. Code Ann. title 12 (sub-section) 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument states that the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of their own disabling conduct.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 28. Business and Other Connections of Investment Adviser

 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
    82 Devonshire Street, Boston, MA 02109
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d       Chairman of the Board and Director of FMR; President
                           and Chief Executive Officer of FMR Corp.; Chairman
                           of the Board and Director of FMR Corp., Fidelity
                           Investments Money Management, Inc. (FIMM), Fidelity
                           Management & Research (U.K.) Inc. (FMR U.K.), and
                           Fidelity Management & Research (Far East) Inc. (FMR
                           Far East); Chairman of the Executive Committee of
                           FMR; Director of Fidelity Investments Japan Limited
                           (FIJ); President and Trustee of funds advised by FMR.



Robert C. Pozen            President and Director of FMR; Senior Vice President
                           and Trustee of funds advised by FMR; President and
                           Director of FIMM, FMR U.K., and FMR Far East;
                           Previously, General Counsel, Managing Director, and
                           Senior Vice President of FMR Corp.



Peter S. Lynch             Vice Chairman of the Board and Director of FMR.



Marta Amieva               Vice President of FMR.



John H. Carlson            Vice President of FMR and of funds advised by FMR.



Dwight D. Churchill        Senior Vice President of FMR and Vice President of
                           Bond Funds advised by FMR; Vice President of FIMM.



Brian Clancy               Vice President of FMR and Treasurer of FMR, FIMM,
                           FMR U.K., and FMR Far East.



Barry Coffman              Vice President of FMR.



Arieh Coll                 Vice President of FMR.



Frederic G. Corneel        Tax Counsel of FMR.



Stephen G. Manning         Assistant Treasurer of FMR, FIMM, FMR U.K., FMR
                           Far East; Vice President and Treasurer of FMR Corp.;
                           Treasurer of Strategic Advisers, Inc.



William Danoff             Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott E. DeSano            Vice President of FMR.



Penelope Dobkin            Vice President of FMR and of a fund advised by FMR.



Walter C. Donovan          Vice President of FMR.



Bettina Doulton            Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle          Vice President of FMR and of funds advised by FMR.



William R. Ebsworth        Vice President of FMR.



Richard B. Fentin          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Gregory Fraser             Vice President of FMR and of a fund advised by FMR.



Jay Freedman               Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                           U.K., FMR Far East, and Strategic Advisers, Inc.;
                           Secretary of FIMM; Associate General Counsel FMR
                           Corp.



Robert Gervis              Vice President of FMR.



David L. Glancy            Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant             Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield        Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer             Senior Vice President of FMR and Vice President of
                           Money Market Funds advised by FMR; Vice President
                           of FIMM.



Bart A. Grenier            Vice President of High-Income Funds advised by FMR;
                           Vice President of FMR.



Robert Haber               Vice President of FMR.



Richard C. Habermann       Senior Vice President of FMR; Vice President of funds
                           advised by FMR.



Fred L. Henning Jr.        Senior Vice President of FMR and Vice President of
                           Fixed-Income Funds advised by FMR.



Bruce T. Herring           Vice President of FMR.



Robert F. Hill             Vice President of FMR; Director of Technical Research.



Curt Hollingsworth         Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson         Senior Vice President of FMR and Vice President of
                           funds advised by FMR;  Director of FMR Corp.;
                           Associate Director and Senior Vice President of Equity
                           Funds advised by FMR.



David B. Jones             Vice President of FMR.



Steven Kaye                Vice President of FMR and of a fund advised by FMR.



Francis V. Knox            Vice President of FMR; Compliance Officer of FMR
                           U.K.



Robert A. Lawrence         Senior Vice President of FMR and Vice President of
                           Fidelity Real Estate High Income and Fidelity Real
                           Estate High Income II Funds advised by FMR;
                           Associate Director and Senior Vice President of Equity
                           Funds advised by FMR; Previously, Vice President of
                           High Income Funds advised by FMR.



Harris Leviton             Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis          Vice President of FMR and of funds advised by FMR.



Richard R. Mace Jr.        Vice President of FMR and of funds advised by FMR.



Charles A. Mangum          Vice President of FMR and of a fund advised by FMR.



Kevin McCarey              Vice President of FMR and of a fund advised by FMR.



Diane M. McLaughlin        Vice President of FMR.



Neal P. Miller             Vice President of FMR.



David L. Murphy            Vice President of FMR and of funds advised by FMR.



Scott A. Orr               Vice President of FMR and of funds advised by FMR.



Jacques Perold             Vice President of FMR.



Anne Punzak                Vice President of FMR.



Alan Radlo                 Vice President of FMR.



Kevin A. Richardson        Vice President of FMR.



Eric D. Roiter             Senior Vice President and General Counsel of FMR and
                           Secretary of funds advised by FMR.



Lee H. Sandwen             Vice President of FMR.



Patricia A. Satterthwaite  Vice President of FMR and of a fund advised by FMR.



Fergus Shiel               Vice President of FMR.



Richard A. Silver          Vice President of FMR.



Carol A. Smith-Fachetti    Vice President of FMR.



Steven J. Snider           Vice President of FMR.



Thomas T. Soviero          Vice President of FMR and of a fund advised by FMR.



Richard Spillane           Senior Vice President of FMR; Associate Director and
                           Senior Vice President of Equity Funds advised by FMR;
                           Previously, Senior Vice President and Director of
                           Operations and Compliance of FMR U.K.



Thomas M. Sprague          Vice President of FMR and of funds advised by FMR.



Robert E. Stansky          Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Scott D. Stewart           Vice President of FMR.



Cynthia L. Strauss         Vice President of FMR.



Thomas Sweeney             Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana            Senior Vice President of FMR and Vice President of a
                           fund advised by FMR.



Yoko Tilley                Vice President of FMR.



Joel C. Tillinghast        Vice President of FMR and of a fund advised by FMR.



Robert Tuckett             Vice President of FMR.



Jennifer Uhrig             Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden     Senior Vice President of FMR and Vice President of
                           funds advised by FMR; Director of FMR Corp.



Steven S. Wymer            Vice President of FMR and of a fund advised by FMR.






(2)  FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)
    Contra Way, Merrimack, NH 03054
 FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d  Chairman of the Board and Director of FIMM,
                      FMR, FMR Corp., FMR Far East, and FMR
                      U.K.; Chairman of the Executive Committee of
                      FMR; President and Chief Executive Officer of FMR Corp.; Director of Fidelity Investments Japan Limited (FIJ); President and Trustee of funds advised by FMR.



Robert C. Pozen       President and Director of FMR; Senior Vice
                      President and Trustee of funds advised by FMR;
                      President and Director of FIMM, FMR U.K., and
                      FMR Far East; Previously, General Counsel,
                      Managing Director, and Senior Vice President of
                      FMR Corp.



Fred L. Henning Jr.   Senior Vice President of FIMM; Senior Vice
                      President of FMR and Vice President of
                      Fixed-Income Funds advised by FMR.



Boyce I. Greer        Vice President of FIMM; Senior Vice President
                      of FMR and Vice President of Money Market
                      Funds advised by FMR.



Dwight D. Churchill   Vice President of FIMM; Senior Vice President
                      of FMR and Vice President of Bond Funds
                      advised by FMR.



Brian Clancy          Treasurer of FIMM, FMR Far East, FMR U.K.,
                      and FMR and Vice President of FMR.



Jay Freedman          Secretary of FIMM; Clerk of FMR U.K., FMR
                      Far East, FMR Corp. and Strategic Advisers,
                      Inc.; Assistant Clerk of FMR; Secretary of
                      FIMM; Associate General Counsel FMR Corp.



Stephen G. Manning    Assistant Treasurer of FIMM, FMR U.K., FMR
                      Far East, and FMR; Vice President and Treasurer of FMR Corp.; Treasurer of Strategic Advisers,
                      Inc.




Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.
(b)

Name and Principal  Positions and Offices  Positions and Offices

Business Address*   with Underwriter       with Fund

Edward C. Johnson 3d  Director                  Trustee and President

Michael Mlinac        Director                  None

James Curvey          Director                  None

Martha B. Willis      President                 None

Eric D. Roiter        Senior Vice President     Secretary

Caron Ketchum         Treasurer and Controller  None

Gary Greenstein       Assistant Treasurer       None

Jay Freedman          Assistant Clerk           None

Linda Holland         Compliance Officer        None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian, The Bank of New York, 110 Washington Street, New York, NY.
Item 31. Management Services
 Not applicable.
Item 32. Undertaking
 The Registrant undertakes for Retirement Money Market Portfolio and Retirement Government Money Market Portfolio 1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and 2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in
Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 59 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 6th day of August 1998.

      Fidelity Money Market Trust
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (Signature)   (Title)  (Date)


/s/Edward C. Johnson 3d  (dagger)    President and Trustee          August 6, 1998

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Richard A. Silver                 Treasurer                      August 6, 1998

Richard A. Silver



/s/Robert C. Pozen                   Trustee                        August 6, 1998

Robert C. Pozen



/s/Ralph F. Cox                   *  Trustee                        August 6, 1998

Ralph F. Cox



/s/Phyllis Burke Davis        *      Trustee                        August 6, 1998

Phyllis Burke Davis



/s/Robert M. Gates             **    Trustee                        August 6, 1998

Robert M. Gates



/s/E. Bradley Jones             *    Trustee                        August 6, 1998

E. Bradley Jones



/s/Donald J. Kirk                *   Trustee                        August 6, 1998

Donald J. Kirk



/s/Peter S. Lynch                *   Trustee                        August 6, 1998

Peter S. Lynch



/s/Marvin L. Mann             *      Trustee                        August 6, 1998

Marvin L. Mann



/s/William O. McCoy         *        Trustee                        August 6, 1998

William O. McCoy



/s/Gerald C. McDonough   *           Trustee                        August 6, 1998

Gerald C. McDonough



/s/Thomas R. Williams       *        Trustee                        August 6, 1998

Thomas R. Williams


(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Hereford Street Trust
Fidelity Advisor Series I               Fidelity Income Fund
Fidelity Advisor Series II              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III             Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV              Fidelity Investment Trust
Fidelity Advisor Series V               Fidelity Magellan Fund
Fidelity Advisor Series VI              Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII             Fidelity Money Market Trust
Fidelity Advisor Series VIII            Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust            Fidelity Municipal Trust
Fidelity Boston Street Trust            Fidelity Municipal Trust II
Fidelity California Municipal Trust     Fidelity New York Municipal Trust
Fidelity California Municipal Trust II  Fidelity New York Municipal Trust II
Fidelity Capital Trust                  Fidelity Phillips Street Trust
Fidelity Charles Street Trust           Fidelity Puritan Trust
Fidelity Commonwealth Trust             Fidelity Revere Street Trust
Fidelity Concord Street Trust           Fidelity School Street Trust
Fidelity Congress Street Fund           Fidelity Securities Fund
Fidelity Contrafund                     Fidelity Select Portfolios
Fidelity Corporate Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust             Fidelity Summer Street Trust
Fidelity Court Street Trust II          Fidelity Trend Fund
Fidelity Covington Trust                Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund               Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity Union Street Trust
  Portfolio, L.P.                       Fidelity Union Street Trust II
Fidelity Devonshire Trust               Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                  Newbury Street Trust
Fidelity Financial Trust                Variable Insurance Products Fund
Fidelity Fixed-Income Trust             Variable Insurance Products Fund II
Fidelity Government Securities Fund     Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_  July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                          Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________   /s/Peter S. Lynch________________

Edward C. Johnson 3d                 Peter S. Lynch




/s/J. Gary Burkhead_______________   /s/William O. McCoy______________

J. Gary Burkhead                     William O. McCoy


/s/Ralph F. Cox __________________  /s/Gerald C. McDonough___________

Ralph F. Cox                        Gerald C. McDonough


/s/Phyllis Burke Davis_____________  /s/Marvin L. Mann________________

Phyllis Burke Davis                  Marvin L. Mann


/s/E. Bradley Jones________________  /s/Thomas R. Williams ____________

E. Bradley Jones                     Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust          Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund           Fidelity Hastings Street Trust
Fidelity Advisor Series I               Fidelity Hereford Street Trust
Fidelity Advisor Series II              Fidelity Income Fund
Fidelity Advisor Series III             Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V               Fidelity Institutional Trust
Fidelity Advisor Series VI              Fidelity Investment Trust
Fidelity Advisor Series VII             Fidelity Magellan Fund
Fidelity Advisor Series VIII            Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust            Fidelity Money Market Trust
Fidelity Boston Street Trust            Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust     Fidelity Municipal Trust
Fidelity California Municipal Trust II  Fidelity Municipal Trust II
Fidelity Capital Trust                  Fidelity New York Municipal Trust
Fidelity Charles Street Trust           Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust             Fidelity Phillips Street Trust
Fidelity Congress Street Fund           Fidelity Puritan Trust
Fidelity Contrafund                     Fidelity Revere Street Trust
Fidelity Corporate Trust                Fidelity School Street Trust
Fidelity Court Street Trust             Fidelity Securities Fund
Fidelity Court Street Trust II          Fidelity Select Portfolios
Fidelity Covington Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund               Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund          Fidelity Trend Fund
Fidelity Destiny Portfolios             Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance      Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                          Fund, L.P.
Fidelity Devonshire Trust               Fidelity Union Street Trust
Fidelity Exchange Fund                  Fidelity Union Street Trust II
Fidelity Financial Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust             Variable Insurance Products Fund
                                        Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates             March 6, 1997

Robert M. Gates